Accounting Policies - Summary of Useful Lives or Depreciation Rates Used for Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Owner-occupied properties
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	50 years
Minimum | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Minimum | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Minimum | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	2 years
Maximum | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	15 years
Maximum | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	7 years
Maximum | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	4 years